UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eden Capital Management Partners, L.P.
Address:   2727 Allen Parkway
           Suite 1880
           Houston, Texas 77019

Form 13F File Number: 28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Adam Newar
Title:  President
Phone:  (713) 807-1760

Signature, Place, and Date of Signing:

/s/ Adam Newar                     Houston, Texas                     11/12/2004
--------------                     --------------                     ----------
 [Signature]                       [City, State]                        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None
                                         ----------------------

Form 13F Information Table Entry Total:  55
                                         ----------------------

Form 13F Information Table Value Total:  $131,773
                                         ----------------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ACTEL CORP                     COMMON STOCK     004934105      914   49400 SH       SOLE    NONE      49400      0    0
ADC TELECOMMUNICATIONS         COMMON STOCK     000886101      611  215000 SH       SOLE    NONE     215000      0    0
AFFYMETRIX INC                 COMMON STOCK     00826T108     5083  155300 SH       SOLE    NONE     155300      0    0
ALBERTSONS INC                 COMMON STOCK     013104104      796   30000 SH       SOLE    NONE      30000      0    0
AMERICAN ITALIAN PASTA CO      CLASS A COMMON   027070101     1981   65000 SH       SOLE    NONE      65000      0    0
                               STOCK
ANDREW CORP                    COMMON STOCK     034425108     3552  177500 SH       SOLE    NONE     177500      0    0
ANIXTER INTL INC               COMMON STOCK     035290105     2964   87100 SH       SOLE    NONE      87100      0    0
AVAYA INC                      COMMON STOCK     053499109     2724  172500 SH       SOLE    NONE     172500      0    0
AVNET INC                      COMMON STOCK     053807103     2885  127100 SH       SOLE    NONE     127100      0    0
BOWATER INC.                   COMMON STOCK     102183100      416   10000 SH       SOLE    NONE      10000      0    0
BOWNE & CO INC                 COMMON STOCK     103043105     2458  155100 SH       SOLE    NONE     155100      0    0
CADENCE DESIGN SYSTEM INC      COMMON STOCK     127387108     1244   85000 SH       SOLE    NONE      85000      0    0
CALIFORNIA PIZZA KITCHEN INC   COMMON STOCK     13054D109     3315  173000 SH       SOLE    NONE     173000      0    0
CBRL GROUP INC                 COMMON STOCK     12489V106     1897   61500 SH       SOLE    NONE      61500      0    0
CELESTICA INC                  SUB VOTING       15101Q108     2643  132500 SH       SOLE    NONE     132500      0    0
                               SHARES
COHERENT INC                   COMMON STOCK     192479103     3313  111000 SH       SOLE    NONE     111000      0    0
COST PLUS INC CALIFORNIA       COMMON STOCK     221485105     2680   82600 SH       SOLE    NONE      82600      0    0
CROWN HOLDINGS INC             COMMON STOCK     228368106     2468  247500 SH       SOLE    NONE     247500      0    0
DONNELLEY RR & SONS CO         COMMON STOCK     257867101      826   25000 SH       SOLE    NONE      25000      0    0
EMC CORP MASS                  COMMON STOCK     268648102     2666  233848 SH       SOLE    NONE     233848      0    0
FAIR ISAAC & CO INC            COMMON STOCK     303250104     2894   86698 SH       SOLE    NONE      86698      0    0
GATX CORP                      COMMON STOCK     361448103     4211  154800 SH       SOLE    NONE     154800      0    0
GREATER BAY BANCORP            COMMON STOCK     391648102     3035  105000 SH       SOLE    NONE     105000      0    0
HAIN CELESTIAL GROUP INC       COMMON STOCK     405217100     1231   68017 SH       SOLE    NONE      68017      0    0
HARMONIC INC                   COMMON STOCK     413160102     1395  163943 SH       SOLE    NONE     163943      0    0
IKON OFFICE SOLUTIONS INC      COMMON STOCK     451713101     2569  224000 SH       SOLE    NONE     224000      0    0
INTL FLAVORS AND FRAGRANCES    COMMON STOCK     459506101     1571   42000 SH       SOLE    NONE      42000      0    0
JOS A BANK CLOTHIERS INC       COMMON STOCK     480838101     1726   55000 SH       SOLE    NONE      55000      0    0
LABOR READY INC                COMMON STOCK     505401208     3041  196200 SH       SOLE    NONE     196200      0    0
LAUDER ESTEE COS INC           CLASS A COMMON   518439104     2146   44000 SH       SOLE    NONE      44000      0    0
                               STOCK
LITTELFUSE INC                 COMMON STOCK     537008104     3732   88000 SH       SOLE    NONE      88000      0    0
NORTHERN TRUST CORP            COMMON STOCK     665859104     4017   95000 SH       SOLE    NONE      95000      0    0
OPEN TEXT CORP                 COMMON STOCK     683715106     4855  152200 SH       SOLE    NONE     152200      0    0
ORIENT-EXPRESS HOTELS LTD      CLASS A COMMON   G67743107     2109  124500 SH       SOLE    NONE     124500      0    0
                               SHARES
PANERA BREAD CO                COMMON STOCK     69840W108     4126  115000 SH       SOLE    NONE     115000      0    0
PERKINELMER INC                COMMON STOCK     714046109     2154  107500 SH       SOLE    NONE     107500      0    0
PMC-SIERRA INC                 COMMON STOCK     69344F106     1076   75000 SH       SOLE    NONE      75000      0    0
POWERWAVE TECHNOLOGIES INC     COMMON STOCK     739363109      963  125000 SH       SOLE    NONE     125000      0    0
PRIMEDIA INC                   COMMON STOCK     74157K101      195   70000 SH       SOLE    NONE      70000      0    0
QUEST SOFTWARE INC             COMMON STOCK     74834T103     1063   82400 SH       SOLE    NONE      82400      0    0
RF MICRO DEVICES INC           COMMON STOCK     749941100      563   75000 SH       SOLE    NONE      75000      0    0
ROBERT HALF INTL INC           COMMON STOCK     770323103     3840  129000 SH       SOLE    NONE     129000      0    0
RYDER SYSTEM INC               COMMON STOCK     783549108     2705   67500 SH       SOLE    NONE      67500      0    0
SAKS INC                       COMMON STOCK     79377W108      975   65000 SH       SOLE    NONE      65000      0    0
SANMINA SCI CORP               COMMON STOCK     800907107     2512  276000 SH       SOLE    NONE     276000      0    0
SILICON VY BANCSHARES          COMMON STOCK     827064106     3636   91700 SH       SOLE    NONE      91700      0    0
STEELCASE INC                  CLASS A COMMON   858155203     2240  160000 SH       SOLE    NONE     160000      0    0
                               STOCK
TELLABS INC                    COMMON STOCK     879664100     1748  200000 SH       SOLE    NONE     200000      0    0
TIBCO SOFTWARE INC             COMMON STOCK     88632Q103      423   50000 SH       SOLE    NONE      50000      0    0
TIFFANY & CO NEW               COMMON STOCK     886547108     5896  160000 SH       SOLE    NONE     160000      0    0
TRACTOR SUPPLY CO              COMMON STOCK     892356106     3889   93000 SH       SOLE    NONE      93000      0    0
URBAN OUTFITTERS INC           COMMON STOCK     917047102     2893   47500 SH       SOLE    NONE      47500      0    0
VISHAY INTERTECHNOLOGY INC     COMMON STOCK     928298108      929   50000 SH       SOLE    NONE      50000      0    0
WEST MARINE INC                COMMON STOCK     954235107     4001  149000 SH       SOLE    NONE     149000      0    0
WILLIAMS SONOMA INC            COMMON STOCK     969904101     1978   60000 SH       SOLE    NONE      60000      0    0